Income Taxes - Reconciliation of the Beginning and Ending Amount of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	$ 151,653	$ 139,663	$ 77,631
Expiration of tax attributes	(25,771)	0	0
Net charges to expense	58,672	11,990	62,032
Balance at end of year	$ 184,554	$ 151,653	$ 139,663